SEGMENT INFORMATION - Financial information by reportable segments (Details) ₽ in Millions		12 Months Ended
	Oct. 30, 2020	Dec. 31, 2020 RUB (₽) segment	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
SEGMENT INFORMATION
Number of new segments | segment		2
Revenue
Revenue		₽ 494,926	₽ 470,605	₽ 446,238
Operating profit/(loss)		112,893	115,577	110,244
Depreciation and amortization		100,234	96,195	95,316
Other disclosure:
Capital expenditures		113,980	91,011	88,448
Operating segments
Revenue
Revenue		494,926	470,605	446,238
External Customers
Revenue
Revenue		494,926	470,605	446,238
Discontinued operations
SEGMENT INFORMATION
Percentage of equity interest disposed off	100.00%
Total
Revenue
Revenue		477,167	453,968	431,700
Operating profit/(loss)		117,795	116,007	112,639
Depreciation and amortization		98,635	94,568	93,870
Other disclosure:
Capital expenditures		110,185	87,083	74,512
Total | Intersegment
Revenue
Revenue		18,515	15,429	11,294
Total | Operating segments
Revenue
Revenue		495,682	469,397	442,994
Total | External Customers
Revenue
Revenue		477,167	453,968	431,700
Russia Convergent
Revenue
Revenue		409,078	390,066	385,818
Operating profit/(loss)		101,515	95,290	98,432
Depreciation and amortization		88,072	83,980	82,456
Other disclosure:
Capital expenditures		99,428	75,569	67,523
Russia Convergent | Intersegment
Revenue
Revenue		10,073	9,295	6,258
Russia Convergent | Operating segments
Revenue
Revenue		419,151	399,361	392,076
Russia Convergent | External Customers
Revenue
Revenue		409,078	390,066	385,818
Moscow Fixed Line
Revenue
Revenue		34,437	34,598	34,348
Operating profit/(loss)		14,056	17,244	12,695
Depreciation and amortization		9,315	9,506	10,867
Other disclosure:
Capital expenditures		8,350	9,100	6,306
Moscow Fixed Line | Intersegment
Revenue
Revenue		5,993	4,253	4,498
Moscow Fixed Line | Operating segments
Revenue
Revenue		40,430	38,851	38,846
Moscow Fixed Line | External Customers
Revenue
Revenue		34,437	34,598	34,348
MTS Bank
Revenue
Revenue		33,652	29,304	11,534
Operating profit/(loss)		2,224	3,473	1,512
Depreciation and amortization		1,248	1,082	547
Other disclosure:
Capital expenditures		2,407	2,414	683
MTS Bank | Intersegment
Revenue
Revenue		2,449	1,881	538
MTS Bank | Operating segments
Revenue
Revenue		36,101	31,185	12,072
MTS Bank | External Customers
Revenue
Revenue		33,652	29,304	11,534
Other
Revenue
Revenue		17,667	16,543	14,416
Operating profit/(loss)		270	11,064	8,206
Depreciation and amortization		3,957	3,855	3,551
Other disclosure:
Capital expenditures		3,795	3,928	13,936
Other | Intersegment
Revenue
Revenue		7,254	7,645	6,409
Other | Operating segments
Revenue
Revenue		24,921	24,188	20,825
Other | External Customers
Revenue
Revenue		17,667	16,543	14,416
HQ and elimination
Revenue
Revenue		92	94	122
Operating profit/(loss)		(5,172)	(11,494)	(10,601)
Depreciation and amortization		(2,358)	(2,228)	(2,105)
HQ and elimination | Intersegment
Revenue
Revenue		(25,769)	(23,074)	(17,703)
HQ and elimination | Operating segments
Revenue
Revenue		(25,677)	(22,980)	(17,581)
HQ and elimination | External Customers
Revenue
Revenue		₽ 92	₽ 94	₽ 122